TDAM Institutional Municipal Money Market Fund (Prospectus Summary) | TDAM Institutional Municipal Money Market Fund
TDAM Institutional Municipal Money Market Fund
Investment Objective
The TDAM Institutional Municipal Money Market Fund (the "Institutional Municipal
Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Municipal Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Institutional Municipal Money Market Fund	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Institutional Municipal Money Market Fund	Institutional Class	Institutional Service Class
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	none	none
Shareholder Servicing Fees	none	0.25%
All Other Expenses	0.21%	0.22%
Total Other Expenses	0.21%	0.47%
Total Annual Operating Expenses	0.31%	0.57%

Example
This Example is intended to help you compare the cost of investing in the Institutional
Municipal Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Institutional Municipal Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	32	100	174	393
Institutional Service Class	58	183	318	714

Investment Strategies
The Institutional Municipal Fund is a money market fund. The Institutional Municipal Fund invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Institutional Municipal Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipal securities"). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax ("AMT").
Principal Risks
Interest Rate Risk  - The income from the Institutional Municipal Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional
Municipal Fund to reinvest assets in lower yielding securities.

Tax Risk  - The Institutional Municipal Fund purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the investment manager nor the Institutional Municipal Fund guarantee that this opinion is correct and there is no assurance that the Internal Revenue
Service (the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to
Institutional Municipal Fund shareholders could be recharacterized as taxable.

Banking Industry Risk - The Institutional Municipal Fund may invest a significant portion of its assets in obligations that are backed by U.S. and
non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Institutional Municipal Fund. In addition, the
SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the
Institutional Municipal Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the
Institutional Municipal Fund.

An investment in the Institutional Municipal Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Municipal Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance
The following bar chart and table illustrate the risks of investing in the
Institutional Class of the Institutional Municipal Money Market Fund. The bar
chart shows changes in the Institutional Class' performance from year to year.
The returns for the Institutional Service Class of the Institutional Municipal
Money Market Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table shows average annual total returns of each Class of the Institutional Municipal Money
Market Fund. Of course, past performance is not necessarily an indication of how the Institutional Municipal Money Market Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit
www.tdamusa.com.
The bar chart shows changes in the Institutional Class' performance from year to year.
ANNUAL TOTAL RETURN for the periods ended 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.03% (for the quarter ended 3/31/11) and 0.00% (for the quarter ended 12/31/11), respectively.
The table shows average annual total returns of each Class of the Institutional Municipal Money Market Fund.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/11	[1]
Average Annual Total Returns TDAM Institutional Municipal Money Market Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	0.05%	0.08%	Jan. 20, 2010
Institutional Service Class	0.01%	0.01%	Jan. 20, 2010

[1]	As of 12/31/11, the 7-day yields for the Institutional Municipal Money Market Fund - Institutional Class and Institutional Service Class were 0.01% and 0.01% respectively.